SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Share based payments	$ 2,858,303
Total	4,599,343	949,177
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Wages and salary	288,111	169,905
Research and development [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	92,095
Intangible asset software [member]
IfrsStatementLineItems [Line Items]
Wages and salary		138,667
Professional fees [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	122,915	164,568
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Wages and salary	$ 1,237,919	$ 476,037